Defined Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,100	$ 2,400
Accumulated amount recognized in Other comprehensive income	$ 199